Earnings Per Share (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Basic net income (loss) attributable to stockholders	$ 2,476	$ (2,096)	$ 37,052	$ 42,508	$ 53,014	$ (1,129)
Denominator:
Basic weighted average shares outstanding	76,637,000	66,340,000	69,810,000	66,340,000	66,340,000	66,340,000
Basic EPS attributable to stockholders (in dollars per share)	$ 0.03	$ (0.03)	$ 0.53	$ 0.64	$ 0.80	$ (0.02)
Numerator:
Diluted undistributed net income (loss) attributable to stockholders	$ 2,261	$ (2,096)	$ 37,668	$ 42,508	$ 53,014	$ (1,129)
Denominator:
Basic weighted average shares outstanding	76,637,000	66,340,000	69,810,000	66,340,000	66,340,000	66,340,000
Effect of conversion of New Holdings Units to shares of Athlon's common stock	1,856,000		1,856,000	1,856,000	1,856,000
Diluted weighted average shares outstanding	78,493,000	66,340,000	71,666,000	68,196,000	68,196,000	66,340,000
Diluted EPS attributable to stockholders (in dollars per share)	$ 0.03	$ (0.03)	$ 0.53	$ 0.62	$ 0.78	$ (0.02)
Antidilutive New Holdings Units excluded from EPS calculations (in shares)		1,855,563				1,855,563